Financial Instruments (Details Textual)	12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Canada [Member] GJ	Dec. 31, 2011 United States [Member] MMBTU	Dec. 31, 2011 Minimum [Member] Canada [Member] GJ	Dec. 31, 2011 Minimum [Member] United States [Member] MMBTU	Dec. 31, 2011 Maximum [Member] Canada [Member] GJ	Dec. 31, 2011 Maximum [Member] United States [Member] MMBTU	Dec. 31, 2011 Investment in ABCP [Member] USD ($)	Dec. 31, 2011 Investment in ABCP [Member] CAD	Dec. 31, 2010 Investment in ABCP [Member] USD ($)	Dec. 31, 2010 Investment in ABCP [Member] CAD	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Natural gas contracts [Member] USD ($)	Dec. 31, 2011 Propylene Contracts [Member] USD ($) lbs
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income													$ 36,000,000
Foreign exchange forward contracts, loss recognized in other comprehensive income													68,000,000	9,000,000
Swaps outstanding fixed price			1,400,000	1,000,000											9,000,000
Swap fixed price					6.22	6.72	7.49	8.02
Face value of investments										125,000,000		127,000,000
Fixed price per lbs															0.70
Trading Securities	1,407,000,000	1,965,000,000							82,000,000	84,000,000	84,000,000	84,000,000
Financial Instruments (Textual) [Abstract]
Fair value of investments carrying value	12,000,000	19,000,000
Long-term debt due within one year	$ 25,000,000	$ 19,000,000
Percentage of sales to six largest customers	83.00%